CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 2,208,000	$ 3,214,000
Prepaid expenses	679,000	189,000
Total Current Assets	25,858,000	15,217,000
Total Assets	28,198,000	16,635,000
Current liabilities
Current liabilities - Accrued expenses	3,563,000	1,576,000
Management fees payable	5,082,000	3,102,000
Total Current Liabilities	33,645,000	16,810,000
Total Liabilities	41,435,000	21,496,000
Commitments and Contingencies
Stockholder's Equity
Common stock, value	4,000	4,000
(Accumulated deficit) Retained earnings	(34,037,000)	(27,485,000)
Total Stockholders' Equity (Deficit)	(30,797,000)	(22,421,000)
Total Liabilities, Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	28,198,000	16,635,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Current assets
Cash	60,955	1,600,833
Prepaid income taxes	156,089	120,579
Prepaid expenses	8,458	96,208
Total Current Assets	225,502	1,817,620
Cash and marketable securities held in Trust Account	310,899,678	309,840,375
Total Assets	311,125,180	311,657,995
Current liabilities
Current liabilities - Accrued expenses	3,224,685	214,813
Deferred underwriting fee payable	10,695,063	10,695,063
Total Liabilities	13,919,748	10,909,876
Commitments and Contingencies
Class A common stock subject to possible redemption, 29,220,543 and 29,574,811 shares as of December 31, 2020 and 2019, respectively (at $10.00 per share)	292,205,430	295,748,110
Stockholder's Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	5,066,339	1,523,695
(Accumulated deficit) Retained earnings	(67,235)	3,475,452
Total Stockholders' Equity (Deficit)	5,000,002	5,000,009
Total Liabilities, Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	311,125,180	311,657,995
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
Stockholder's Equity
Common stock, value	134	98
Total Stockholders' Equity (Deficit)	134	98
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class B Common Stock
Stockholder's Equity
Common stock, value	764	764
Total Stockholders' Equity (Deficit)	$ 764	$ 764